Additional Information to the Statements of Comprehensive Loss (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Revenues	$ 22,057	$ 23,101	$ 16,397
Percentage of revenues	100.00%	100.00%	100.00%
USA [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 19,330	$ 20,636	$ 14,478
Percentage of revenues	88.00%	89.00%	88.00%
Europes [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 1,847	$ 1,353	$ 1,102
Percentage of revenues	8.00%	6.00%	7.00%
Israel [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 150	$ 845	$ 371
Percentage of revenues	1.00%	1.00%	2.00%
Others [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 730	$ 267	$ 446
Percentage of revenues	3.00%	4.00%	3.00%